Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001793497
Registrant Name	VS TRUST
Registration File Number	333-248430
Form Type	424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	VS Trust
Street 1	c/o Volatility Shares LLC
Street 2	2000 PGA Boulevard, Suite 4440
City	Palm Beach Gardens
State or Country Code	FL
Zip Code	33408
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A